Related Parties - Schedule of Transactions with Related Parties (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Revenue from related parties	₺ 451,972	₺ 82,613	₺ 825,615
Related party expenses	1,000,186	127,596	60,089
Enerji Piyasalari Isletme A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties	201,611	23,737
Related party expenses	864,464	80,689
Turk Hava Yollari A.S
Disclosure of transactions between related parties [line items]
Revenue from related parties	73,767	14,374
Ziraat Bankasi
Disclosure of transactions between related parties [line items]
Revenue from related parties	47,944	10,285
Turksat Uydu Haberlesme Kablo TV ve Isletme A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties	39,732	10,408
Related party expenses	57,521	14,023
Gunes Express Havacilik A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties	16,607	2,867
Turkiye Vakiflar Bankasi TAO
Disclosure of transactions between related parties [line items]
Revenue from related parties	14,633	6,234
Borsa Istanbul A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties	11,724	3,458
Turkiye Hayat ve Emeklilik A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties	10,479
Turkiye Halk Bankasi A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties	8,225	2,296
TOGG
Disclosure of transactions between related parties [line items]
Revenue from related parties	5,407
Ziraat Katilim Bankasi A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties	3,238
Kredi Kayit Burosu A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties	2,931	657
Turkiye Sigorta A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties	2,050
Sofra
Disclosure of transactions between related parties [line items]
Revenue from related parties	1,006	1,221
Related party expenses	28,918	25,477	8,874
Posta ve Telgraf Teskilati A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties	161	870
Related party expenses	14,340	1,682
Sonera Holding
Disclosure of transactions between related parties [line items]
Revenue from related parties			772,436
Kyivstar GSM JSC
Disclosure of transactions between related parties [line items]
Revenue from related parties			27,050
Related party expenses			40,210
Telia Carrier Germany GmbH [member]
Disclosure of transactions between related parties [line items]
Revenue from related parties			12,934
Related party expenses			7,503
Vimpelcom OJSC [member]
Disclosure of transactions between related parties [line items]
Revenue from related parties			6,191
Related party expenses			1,228
Boru Hatlari Ile Petrol Tasima A.S.
Disclosure of transactions between related parties [line items]
Related party expenses	19,290	3,654
Wind Telecomunicazioni SPA [member]
Disclosure of transactions between related parties [line items]
Related party expenses			274
Other
Disclosure of transactions between related parties [line items]
Revenue from related parties	12,457	6,206	7,004
Related party expenses	₺ 15,653	₺ 2,071	₺ 2,000